Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		3/1/2017
	Collection Period Ending Date		3/31/2017
	Collection Period		5
	Payment Date		4/17/2017

	1. DEAL SUMMARY
		Ending Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	0.249748	$143,874,967.22	$55,214,366.40	$88,660,600.82
(2)	Class A-2 Notes	1.000000	$380,000,000.00	$—	$380,000,000.00
(3)	Class A-3 Notes	1.000000	$450,000,000.00	$—	$450,000,000.00
(4)	Class A-4 Notes	1.000000	$258,000,000.00	$—	$258,000,000.00
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$1,288,874,967.22	$55,214,366.40	$1,233,660,600.82
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$1,296,374,967.22	$55,214,366.40	$1,241,160,600.82
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$143,874,967.22	$112,102.58
(13)	Class A-2 Notes		1.29000%	$380,000,000.00	$408,500.00
(14)	Class A-3 Notes		1.59000%	$450,000,000.00	$596,250.00
(15)	Class A-4 Notes		1.93000%	$258,000,000.00	$414,950.00
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$1,288,874,967.22	$1,652,746.33
	2. AVAILABLE FUNDS
(20)	Interest Collections		$5,211,578.32
(21)	Principal Collections		$31,532,231.01
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$22,934,491.35
(24)	Liquidation Proceeds		$223,134.04
(25)	Recoveries		$1,473.39
(26)	Investment Earnings		$—
(27)	Total Collections		$59,902,908.11
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$59,902,908.11
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$1,080,312.47	$1,080,312.47	$—
(31)	Class A-1 Notes Interest		$112,102.58	$112,102.58	$—
(32)	Class A-2 Notes Interest		$408,500.00	$408,500.00	$—
(33)	Class A-3 Notes Interest		$596,250.00	$596,250.00	$—
(34)	Class A-4 Notes Interest		$414,950.00	$414,950.00	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—
(37)	Second Allocation of Principal		$10,964,366.40	$10,964,366.40	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—

(39)	Third Allocation of Principal		$21,000,000.00	$21,000,000.00	$—
(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$15,750,000.00	$15,750,000.00	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$1,955,482.91	$1,955,482.91	$—
			$59,902,908.11	$59,902,908.11
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$10,964,366.40
(49)	Third Allocation of Principal		$21,000,000.00
(50)	Fourth Allocation of Principal		$15,750,000.00
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$55,214,366.40
	4. POOL INFORMATION
(53)	Pool Balance		$1,241,160,601
(54)	Number of Receivables Outstanding		82,497
(55)	Weighted Average Contract Rate		4.84%
(56)	Weighted Average Maturity		52.16
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Collection Account Earnings
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Collection Account Earnings to Servicer		$—
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$524,374.14	50	$10,487.48
(74)	Recoveries for Collection Period		$1,473.39	5	$294.68
(75)	Net Losses/(Recoveries) for Collection Period		522,900.75
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$1,129,922.60
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.07533%

		3/31/2017	2/28/2017	1/31/2017	12/31/2016
(79)	Pool Balance at end of collection period	$1,241,160,601	$1,296,374,967	$1,343,450,926	$1,395,064,440
(80)	Number of receivables outstanding	82,497	84,897	86,742	88,683
(81)	Average month end Pool Balance	$1,268,767,784	$1,319,912,947	$1,369,257,683	$1,420,111,817
(82)	Realized Losses for Collection Period	$524,374	$444,595	$114,919	$47,578
(83)	Recoveries for Collection Period	$1,473	$151	$718	$928
(84)	Net Losses/(Recoveries) for Collection Period	$522,901	$444,444	$114,201	$46,650
(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.496%	0.404%	0.101%	0.040%

(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.495%	0.404%	0.100%	0.039%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.252%

		3/31/2017	2/28/2017	1/31/2017	12/31/2016
(88)	Receivables 31-59 Days Delinquent	$5,432,496.29	$5,936,789.63	$5,888,972.38	$6,112,423.41
(89)	$ As % of Ending Pool Balance	0.438%	0.458%	0.438%	0.438%
(90)	# of Receivables	336	358	367	384
(91)	# As % of Ending Pool # of Receivables	0.407%	0.422%	0.423%	0.433%
(92)	Receivables 60-89 Days Delinquent	$796,379.28	$1,077,810.36	$1,458,398.06	$944,023.57
(93)	$ As % of Ending Pool Balance	0.064%	0.083%	0.109%	0.068%
(94)	# of Receivables	59	82	98	68
(95)	# As % of Ending Pool # of Receivables	0.072%	0.097%	0.113%	0.077%
(96)	Receivables 90 - 119 Days Delinquent	$625,263.05	$677,112.76	$579,969.64	$—
(97)	$ As % of Ending Pool Balance	0.05%	0.052%	0.043%	—%
(98)	# of Receivables	48	46	45	—
(99)	# As % of Ending Pool # of Receivables	0.058%	0.054%	0.052%	—%
(100)	Receivables 120+ Days Delinquent	$144,519.00	$203,059.59	$29,334.45	$—
(101)	$ As % of Ending Pool Balance	0.012%	0.016%	0.002%	—%
(102)	# of Receivables	7	11	2	—
(103)	# As % of Ending Pool # of Receivables	0.008%	0.013%	0.002%	—%
(104)	Total Delinquencies	$6,998,657.62	$7,894,772.34	$7,956,674.53	$7,056,446.98
(105)	$ As % of Ending Pool Balance	0.564%	0.609%	0.592%	0.506%
(106)	# of Receivables	450	497	512	452
(107)	# As % of Ending Pool # of Receivables	0.545%	0.585%	0.590%	0.510%
(108)	Total Repossession	$609,010.61	$578,731.62	$630,113.77	$259,599.32
(109)	# of Receivables	32	37	34	14

Name: Kim Taylor
Title: Senior Vice President
April 12, 2017